Regulatory Capital Matters	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Regulatory Capital Matters

NOTE 14 - REGULATORY CAPITAL MATTERS

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. Management believes as of December 31, 2014, the Company and Bank meet all capital adequacy requirements to which they are subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At December 31, 2014, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category. Actual and required capital amounts and ratios are presented below as of December 31, 2014 and 2013 for the Company and Bank.

	Actual		Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2014
Company Total Risk-Based Capital to risk weighted assets	$114,475	12.30%	$74,464	8.00%	N/A	N/A
Company Tier 1 (Core) Capital to risk weighted assets	$107,795	11.58%	$37,232	4.00%	N/A	N/A
Company Tier 1 (Core) Capital to average assets	$107,795	8.57%	$50,291	4.00%	N/A	N/A
Bank Total Risk-Based Capital to risk weighted assets	$113,830	12.23%	$74,447	8.00%	$93,059	10.00%
Bank Tier 1 (Core) Capital to risk weighted assets	$107,150	11.51%	$37,223	4.00%	$55,835	6.00%
Bank Tier 1 (Core) Capital to average assets	$107,150	8.52%	$50,279	4.00%	$62,849	5.00%
December 31, 2013
Company Total Risk-Based Capital to risk weighted assets	$74,430	14.81%	$40,209	8.00%	N/A	N/A
Company Tier 1 (Core) Capital to risk weighted assets	$69,530	13.83%	$20,105	4.00%	N/A	N/A
Company Tier 1 (Core) Capital to average assets	$69,530	9.78%	$28,449	4.00%	N/A	N/A
Bank Total Risk-Based Capital to risk weighted assets	$73,305	14.59%	$40,192	8.00%	$50,239	10.00%
Bank Tier 1 (Core) Capital to risk weighted assets	$68,405	13.62%	$20,096	4.00%	$30,144	6.00%
Tier 1 (Core) Capital to average assets	$68,405	9.62%	$28,455	4.00%	$35,569	5.00%

Dividend Restrictions: The Company’s principal source of funds for dividend payments is dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above. During 2015 the Bank could declare, without prior approval, dividends of approximately $13,836 plus any 2015 net profits retained to the date of declaration.